Schedule of other non-current assets (Details) - Nonrelated Party [Member] - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Value added tax (VAT)	€ 1,325,414	€ 912,424
Research and development tax credit	565,078	650,000
Other non-current assets	213,240	39,079
Total	€ 2,103,732	€ 1,601,503